Financial Assets at Amortised Cost - Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans And Advances To Banks [Abstract]
Loans and advances to financial institutions	$ 5,198,021	$ 14,874,564
Allowances for loan losses	(128,088)	(51,512)
TOTAL	$ 5,069,933	$ 14,823,052